Derivatives, Net Gains (Losses) in Income related to Fair Value Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	$ 1,342	$ 1,404	$ 1,309
Gains (losses) recorded in noninterest income recognized on derivatives	(1,817)	604	(2,727)
Gains (losses) recorded in noninterest income recognized on hedged item	1,895	(98)	2,361
Net recognized on fair value hedges (ineffective portion)	78	506	(366)
Derivatives (Textual) [Abstract]
Time value component recognized as net interest income (expense) on forward derivatives excluded from the assessment of hedge effectiveness	(7)	(1)	(5)
Available-for-sale securities [Member] | Interest rate contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	(782)	(722)	(584)
Gains (losses) recorded in noninterest income recognized on derivatives	(18)	(1,943)	1,889
Gains (losses) recorded in noninterest income recognized on hedged item	7	1,911	(1,874)
Net recognized on fair value hedges (ineffective portion)	(11)	(32)	15
Available-for-sale securities [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	0	(10)	(8)
Gains (losses) recorded in noninterest income recognized on derivatives	253	391	(49)
Gains (losses) recorded in noninterest income recognized on hedged item	(247)	(388)	49
Net recognized on fair value hedges (ineffective portion)	6	3	0
Mortgages held for sale [Member] | Interest rate contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	(13)	(15)	(11)
Gains (losses) recorded in noninterest income recognized on derivatives	(9)	(49)	47
Gains (losses) recorded in noninterest income recognized on hedged item	(4)	32	(57)
Net recognized on fair value hedges (ineffective portion)	(13)	(17)	(10)
Long-term Debt [Member] | Interest rate contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	1,955	1,843	1,632
Gains (losses) recorded in noninterest income recognized on derivatives	327	3,623	(3,767)
Gains (losses) recorded in noninterest income recognized on hedged item	(251)	(3,143)	3,521
Net recognized on fair value hedges (ineffective portion)	76	480	(246)
Long-term Debt [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	182	308	280
Gains (losses) recorded in noninterest income recognized on derivatives	(2,370)	(1,418)	(847)
Gains (losses) recorded in noninterest income recognized on hedged item	2,390	1,490	722
Net recognized on fair value hedges (ineffective portion)	$ 20	$ 72	$ (125)